COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)	12 Months Ended
Dec. 31, 2024
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
NOTE 21:-	COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
		December 31,
		2024	2023	2022
a.	Balances:

	Other accounts payable	101	182	181

		Year ended December 31,
		2024	2023	2022
b.	Transactions:

	Short-term employee benefits	2,323	2,639	2,531
	Share-based payment benefits	197	638	1,179

	Total	2,520	3,277	3,710